INTANGIBLE ASSETS, NET (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Finite-Lived Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Gross	¥ 491,626	$ 75,345	¥ 493,880
Finite-Lived Intangible Assets, Accumulated Amortization	(304,756)	(46,706)	(283,534)
Net carrying amount	185,647	28,452	210,346
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Gross	200,657	30,752	214,087
Finite-Lived Intangible Assets, Accumulated Amortization	(96,439)	(14,780)	(89,094)
Franchise Rights [Member]
Finite-Lived Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Gross	62,437	9,569	62,158
Finite-Lived Intangible Assets, Accumulated Amortization	(62,418)	(9,566)	(61,221)
Student Base [Member]
Finite-Lived Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Gross	119,111	18,255	116,828
Finite-Lived Intangible Assets, Accumulated Amortization	(104,603)	(16,031)	(99,101)
Trademarks [Member]
Finite-Lived Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Gross	47,182	7,231	50,338
Finite-Lived Intangible Assets, Accumulated Amortization	(22,391)	(3,432)	(20,572)
Purchased Software [Member]
Finite-Lived Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Gross	29,517	4,523	26,514
Finite-Lived Intangible Assets, Accumulated Amortization	(10,008)	(1,533)	(7,644)
Finite Lived Intangible Assets Accumulated Impairment	(1,223)	(187)
Finite-Lived Intangible Assets, Net	(1,223)	(187)
Teaching Course Materials [Member]
Finite-Lived Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Gross	29,882	4,580	21,115
Finite-Lived Intangible Assets, Accumulated Amortization	(7,477)	(1,146)	(5,902)
Licensed Copyright [Member]
Finite-Lived Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Gross	2,840	435	¥ 2,840
Finite-Lived Intangible Assets, Accumulated Amortization	¥ (1,420)	$ (218)